NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2021	Dec. 31, 2020
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%	3.50%
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%	4.20%